Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Credit Suisse Securities (USA) LLC Credit Suisse Commercial Mortgage Securities Corp. Column Financial, Inc. Eleven Madison Avenue, 4th Floor New York, New York 10010

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Credit Suisse Securities (USA) LLC, Credit Suisse Commercial Mortgage Securities Corp. and Column Financial, Inc. (collectively, the “Company”), relating to the proposed offering of certain classes of CSMC 2019-SKLZ, Commercial Mortgage Pass-Through Certificates, Series 2019-SKLZ.

The information provided to us, including the information set forth in the Data File and the sufficiency of these procedures is solely the responsibility of the Company. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On January 28, 2019, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan (the “Mortgage Loan”) contributed by Column Financial, Inc. (the “Mortgage Loan Seller”) that is secured by 83 mortgaged properties (the “Mortgage Assets”).

From January 11, 2019 through January 28, 2019, representatives the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan and its related Mortgage Assets.

At your request, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) of the Mortgage Loan and the Mortgage Assets, as applicable, set forth on the Data File, except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Identification purposes only – not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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Member of Deloitte Touche Tohmatsu

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan or the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan or the Mortgage Assets, (iii) the existence or ownership of the Mortgage Loan or the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Company and is not intended to be and should not be used by anyone other than the Company.

Yours truly,

/s/ Deloitte & Touche LLP

January 28, 2019

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Loan and the related Mortgage Assets (the “Source Documents”):

Loan agreement, promissory note, mortgage or deed of trusts (collectively, the “Loan Agreement”);

The real estate property appraisal reports (the “Appraisal Report”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”); and

Servicer fee schedules and provided electronic files (the “Servicer Fee Schedule”).

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	Characteristic	Source Document
1	No.	Identification purposes only - not applicable
2	Facility Name	Appraisal Report
3	Street Address	Appraisal Report
4	City	Appraisal Report
5	State	Appraisal Report
6	Zip Code	Appraisal Report
7	Year Built	Appraisal Report
8	Total SF	Rent Roll
9	Licensed Beds	Underwritten Financial Summary Report
10	Available Beds	Underwritten Financial Summary Report
11	Property Type	Appraisal Report
12	Property Sub-Type	Appraisal Report
13	Ownership Interest	Title Policy
14	Original Allocated Mortgage Loan Amount ($)	Loan Agreement
15	Cut-Off Date Allocated Mortgage Loan Amount ($)	Calculation
16	Cut-Off Date Allocated Mortgage Loan Amount Per Licensed Bed	Calculation
17	Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Calculation
18	Maturity Allocated Mortgage Loan Amount ($)	Calculation
19	Addit Debt Exist (Y/N)	Loan Agreement
20	Addit Debt Type	Loan Agreement
21	Spread (%)	Loan Agreement
22	Index	Loan Agreement
23	Master & Primary Servicing Fee Rate	Servicer Fee Schedule
24	Trustee & Paying Agent Fee	Servicer Fee Schedule
25	Operating Advisor Advisor Fee	Servicer Fee Schedule
26	CREFC Fee	Servicer Fee Schedule
27	Admin. Fee	Calculation
28	Net Mortgage Rate	Calculation
29	Amortization Type	Loan Agreement
30	Accrual Type	Loan Agreement
31	Annual Debt Service	Calculation
32	Monthly Debt Service	Calculation
33	I/O Period	Loan Agreement
34	Term	Calculation
35	Rem. Term	Calculation
36	Amort. Term	Loan Agreement
37	Seasoning	Calculation
38	Cut Off Date	None - Mortgage Loan Seller Provided
39	Payment Date	Loan Agreement
40	Grace Period (Late Payment)	Loan Agreement

	Characteristic	Source Document
41	Grace Period (Default)	Loan Agreement
42	Note Date	Loan Agreement
43	First Payment Date	Loan Agreement
44	Maturity Date	Loan Agreement
45	Extended Maturity Date	Loan Agreement
46	Original String	Loan Agreement
47	As-Is Appraised Date	Appraisal Report
48	As-Is Appraised Value ($)	Appraisal Report
49	Portfolio Cut-off As-Is LTV	Calculation
50	As-Is Appraised Value Per Bed	Calculation
51	Environmental Phase I Report Date	Phase I Report
52	Phase II Performed	Phase II Report
53	Engineering Report Date	Engineering Report
54	Seismic Zone 3 or 4 (Y/N)	Engineering Report
55	Seismic Report Date	Seismic Report
56	PML %	Seismic Report
57	Historical Occ. % 2016	Underwritten Financial Summary Report
58	Historical Occ. % 2017	Underwritten Financial Summary Report
59	Historical Occ. % 10/2018 TTM	Underwritten Financial Summary Report
60	UW Occupancy	Underwritten Financial Summary Report
61	2015 EBITDARM	Underwritten Financial Summary Report
62	2015 CAPEX	Underwritten Financial Summary Report
63	2015 MGT FEE	Underwritten Financial Summary Report
64	2015 EBITDAR	Underwritten Financial Summary Report
65	2016 EBITDARM	Underwritten Financial Summary Report
66	2016 CAPEX	Underwritten Financial Summary Report
67	2016 MGT FEE	Underwritten Financial Summary Report
68	2016 EBITDAR	Underwritten Financial Summary Report
69	2017 EBITDARM	Underwritten Financial Summary Report
70	2017 CAPEX	Underwritten Financial Summary Report
71	2017 MGT FEE	Underwritten Financial Summary Report
72	2017 EBITDA	Underwritten Financial Summary Report
73	TTM 10/2018 REVENUE	Underwritten Financial Summary Report
74	TTM 10/2018 EBITDARM	Underwritten Financial Summary Report
75	TTM 10/2018 CAPEX	Underwritten Financial Summary Report
76	TTM 10/2018 MGT FEE	Underwritten Financial Summary Report
77	TTM 10/2018 EBITDAR	Underwritten Financial Summary Report
78	UW REVENUE	Underwritten Financial Summary Report
79	UW EBITDARM	Underwritten Financial Summary Report
80	UW CAPEX	Underwritten Financial Summary Report
81	UW MGT FEE	Underwritten Financial Summary Report
82	UW EBITDAR	Underwritten Financial Summary Report
83	Portfolio UW EBITDAR Debt Yield	Calculation

	Characteristic	Source Document
84	Portfolio UW EBITDAR DSCR	Calculation

Calculation Procedures

With respect to Characteristic 15, we set the Cut-Off Date Allocated Mortgage Loan Amount ($) equal to the Original Allocated Mortgage Loan Amount ($).

With respect to Characteristic 16, we recomputed the Cut-Off Date Allocated Mortgage Loan Amount Per Licensed Bed as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) Licensed Beds.

With respect to Characteristic 17, we recomputed the Percentage of Cut-Off Date Allocated Mortgage Loan Amount as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) the aggregate Cut-Off Date Allocated Mortgage Loan Amount ($) of the Mortgage Assets.

With respect to Characteristic 18, we set the Maturity Allocated Mortgage Loan Amount ($) equal to the Original Allocated Mortgage Loan Amount ($).

With respect to Characteristic 27, we recomputed the Admin. Fee as the sum of the (i) Master & Primary Servicing Fee Rate, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee and (iv) CREFC Fee.

With respect to Characteristic 28, we recomputed the Net Mortgage Rate by subtracting (i) the Admin. Fee from (ii) the sum of the Spread (%) and one-month LIBOR (2.5100% as stipulated by representatives of the Company (the “Assumed LIBOR”)).

With respect to Characteristic 31, we recomputed the Annual Debt Service as the product of (i) the Cut-Off Date Allocated Mortgage Loan Amount ($), (ii) the sum of the Spread (%) and the Assumed LIBOR and (iii) a fraction equal to 365/360.

With respect to Characteristic 32, we recomputed the Monthly Debt Service as the quotient of (i) the Annual Debt Service and (ii) twelve.

With respect to Characteristic 34, we recomputed the Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 35, we recomputed the Rem. Term by subtracting (i) the Seasoning from (ii) the Term.

With respect to Characteristic 37, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut Off Date.

With respect to Characteristic 49, we recomputed the Portfolio Cut-off As-Is LTV as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) As-Is Appraised Value ($).

With respect to Characteristic 50, we recomputed the As-Is Appraised Value Per Bed as the quotient of the (i) As-Is Appraised Value ($) and (ii) Licensed Beds.

With respect to Characteristic 83, we recomputed the Portfolio UW EBITDAR Debt Yield as the quotient of the (i) UW EBITDAR and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($).

With respect to Characteristic 84, we recomputed the Portfolio UW EBITDAR DSCR as the quotient of the (i) UW EBITDAR and (ii) Annual Debt Service.